Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents [Text Block]
Cash and cash equivalents consist of the following:

	As of March 31,
	2018		2017
Cash balances	Rs.	2	Rs.	3
Balances with banks(1) (2)		1,454		1,131
Term deposits with banks (original maturities up to 3 months)		1,182		2,732
Cash and cash equivalents in the statement of financial position		2,638		3,866
Bank overdrafts used for cash management purposes		96		87
Cash and cash equivalents in the statement of cash flow	Rs.	2,542	Rs.	3,779

(1) Balances with banks as of March 31, 2018 included restricted cash of Rs.86, which consisted of:

•	Rs.72, representing amounts in the Company’s unclaimed dividend and debenture interest accounts; and

•	Rs.14, representing other restricted cash amounts.

(2) Balances with banks as of March 31, 2017 included restricted cash of Rs.177, which consisted of:

•	Rs.64, representing amounts in the Company’s unclaimed dividend and debenture interest accounts;

•
Rs.38, representing cash and cash equivalents of the Company’s subsidiary in Venezuela, which are subject to foreign exchange controls (refer to Note 38 of these consolidated financial statements for further details);

•	Rs.49, representing the portion of the purchase consideration deposited in an escrow account, pursuant to an acquisition of an intangible asset; and

•	Rs.26, representing other restricted cash amounts.